Net income per Share (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Earnings Per Share [Abstract]
Schedule of reconciliation of net income per share

Numerator:
Net Loss attributable to controlling interest for the period from April 1, 2024 through June 30, 2024	$(14,821)

Denominator:
Weighted average shares outstanding of Class A ordinary shares, basic and diluted for the period from April 1, 2024 through June 30, 2024	37,852,036

Net earnings per share Ordinary Shares – Basic and Diluted	$(0.39)

Numerator:
Net income attributable to controlling interest for the period from November 6, 2023 through March 31, 2024	$14,154

Denominator:
Weighted average shares outstanding of Class A ordinary shares, basic and diluted for the period from November 6, 2023 through March 31, 2024	15,532,382

Net earnings per share Ordinary Shares
Basic	$0.91
Diluted	$0.91